Loss allowance on trade receivables	3 Months Ended
Mar. 31, 2024
Loss allowance on trade receivables
Loss allowance on trade receivables

8. Loss allowance on trade receivables

The loss allowance for the three months ended March 31, 2024, is $4.6 million (three months ended March 31, 2023: $3.6 million). This represents the net impact of new or increased provisions for balances now assessed as doubtful partially offset by the reversal of allowances made in previous periods in respect of balances recovered in the period or no longer considered doubtful.